Financial assets and liabilities - Derivative financial instruments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Financial assets and liabilities
Fair value of assets	$ 23	$ 143
Contractual or notional amounts of assets	386	1,795
Fair value of liabilities	303	8
Contractual or notional amounts of liabilities	3,179	206
Financial assets transfer from Level 1 to Level 2	0
Financial assets transfer from Level 2 to Level 1	0
Derivative financial instruments	7	131		$ 49
Derivative financial instruments	16	12		2
Derivative financial instruments	301	0
Derivative financial instruments	2	8	$ 8	$ 8
Metal forward contracts
Financial assets and liabilities
Fair value of assets	17	9
Contractual or notional amounts of assets	197	197
Cross currency interest rate swaps (CCIRS)
Financial assets and liabilities
Fair value of assets		131
Contractual or notional amounts of assets		1,580
Fair value of liabilities	301
Contractual or notional amounts of liabilities	3,107
Derivative financial instruments		131
Derivative financial instruments	301
Forward foreign exchange contracts
Financial assets and liabilities
Fair value of assets	4
Contractual or notional amounts of assets	179
Fair value of liabilities	1	8
Contractual or notional amounts of liabilities	52	206
NYMEX gas swaps
Financial assets and liabilities
Fair value of assets		2
Contractual or notional amounts of assets		16
Fair value of liabilities	1
Contractual or notional amounts of liabilities	20
Carbon futures
Financial assets and liabilities
Fair value of assets	2	1
Contractual or notional amounts of assets	$ 10	$ 2